Supplement to the
Fidelity® Growth & Income Fund
September 29, 2005
Prospectus

The following information replaces the biographical information for Steve Kaye found in the "Fund Management" section on page 22.

Timothy Cohen is vice president and manager of Growth & Income Portfolio, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr Cohen has worked as an analyst and portfolio manager.

GAI-05-01 November 9, 2005
1.480657.113

Supplement to the
Fidelity® Small Cap
Growth Fund and
Fidelity Small Cap
Value Fund
September 29, 2005
Prospectus

The following information replaces the biographical information for the fund found in the "Fund Management" section on page 23.

Lionel Harris is manager of Small Cap Growth Fund, which he has managed since April 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Charles Myers is manager of Small Cap Growth Fund, which he has managed since April 2005. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst, portfolio assistant, and manager.

SCP/SCV-05-03 November 9, 2005
1.808094.104

Supplement to the
Fidelity Advisor Small Cap Growth Fund
Class A, Class T, Class B, and Class C
September 29, 2005
Prospectus

The following information replaces the biographical information for the fund found in the "Fund Management" section on page 28.

Lionel Harris is manager of the fund, which he has managed since April 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Charles Myers is manager of the fund, which he has managed since April 2005. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst, portfolio assistant, and manager.

ASCP-05-05 November 9, 2005
1.808092.105

Supplement to the
Fidelity Advisor Small Cap Growth Fund
Institutional Class
September 29, 2005
Prospectus

The following information replaces the biographical information for the fund found in the "Fund Management" section on page 25.

Lionel Harris is manager of the fund, which he has managed since April 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Charles Myers is manager of the fund, which he has managed since April 2005. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst, portfolio assistant, and manager.

ASCPI-05-04 November 9, 2005
1.808093.104